Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

Euroseas Ltd. (the “Company”) was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. On June 28, 2005, the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company.  On June 29, 2005, Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus, becoming the sole shareholder of Euroseas Ltd.  The shares were originally listed in the OTCBB (under symbols ESEAF.OB and EUSEF.OB), since January 31, 2007 on the NASDAQ Global Market and since January 1, 2008 on the NASDAQ Global Select Market.

The operations of the vessels are managed by Eurobulk Ltd. (the “Manager” or “Management Company”), a corporation controlled by members of the Pittas family.  The Pittas family is the controlling shareholder of Friends Investment Company Inc., which owns 29.8% of the Company’s shares.

The Manager has an office in Greece located at 4, Messogiou & Evropis Street, Maroussi, Athens, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, as well as executive management services, in consideration for fixed and variable fees (see Note 8).

The Company is engaged in the ocean transportation of dry bulk and containers through ownership and operation of dry bulk and container carrier ship-owning companies. For the periods under review the Company owned by the following:

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Allendale Investment S.A. incorporated in Panama on January 22, 2002, owner of the Panama flag 18,154 deadweight tons (“DWT”) / 1,169 twenty-foot equivalent (“TEU” – a measure of carrying capacity in containers) container carrier M/V “Kuo Hsiung”, which was built in 1993 and acquired on May 13, 2002.

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Alterwall Business Inc. incorporated in Panama on January 15, 2001, owner of the Panama flag 18,253 DWT / 1,169 TEU container carrier M/V “Ninos” (previously named M/V “Quingdao I”) which was built in 1990 and acquired on February 16, 2001.

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Diana Trading Ltd. incorporated in the Marshall Islands on September 25, 2002, owner of the Marshall Islands flag 69,734 DWT bulk carrier M/V “Irini”, which was built in 1988 and acquired on October 15, 2002. M/V “Irini” was sold on July 10, 2013.

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Xenia International Corp., incorporated in the Marshall Islands on April 6, 2006, owner of the Marshall Islands flag 22,568 DWT / 950 TEU multipurpose M/V “Tasman Trader”, which was built in 1990 and acquired on April 27, 2006.  On March 7, 2013, the vessel was renamed M/V “Anking”. On June 4, 2013 the vessel was sold.

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Prospero Maritime Inc., incorporated in the Marshall Islands on July 21, 2006, owner of the Marshall Islands flag 69,268 DWT dry bulk M/V “Aristides N.P.”, which was built in 1993 and acquired on September 21, 2006.

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Xingang Shipping Ltd., incorporated in Liberia on October 16, 2006, owner of the Liberian flag 23,596 DWT / 1,599 TEU container carrier M/V “YM Xingang I” , which was built in February 1993 and acquired on November 15, 2006. On July 11, 2009, the vessel was renamed M/V “Mastro Nicos” and on November 5, 2009, it was renamed M/V “YM Port Kelang”. On October 25, 2011 the vessel was renamed M/V “Marinos”.

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Manolis Shipping Ltd., incorporated in the Marshall Islands on March 16, 2007, owner of the Marshall Islands flag 20,346 DWT / 1,452 TEU container carrier M/V “Manolis P”, which was built in 1995 and acquired on April 12, 2007.

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Eternity Shipping Company, incorporated in the Marshall Islands on May 17, 2007, owner of the Marshall Islands flag 30,007 DWT / 1,742 TEU container carrier M/V “Clan Gladiator”, which was built in 1992 and acquired on June 13, 2007. On May 9, 2008, M/V “Clan Gladiator” was renamed M/V “OEL Transworld” and on August 31, 2009 the vessel was renamed M/V “Captain Costas”.

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Emmentaly Business Inc., incorporated in Panama on July 4, 2007, owner of the Panamanian flag 33,667 DWT / 1,932 TEU container carrier M/V “Jonathan P”, which was built in 1990 and acquired on August 7, 2007. On April 16, 2008, M/V “Jonathan P” was renamed M/V “OEL Integrity”; on March 5, 2009, the vessel was renamed again M/V “Jonathan P” upon the expiration of its charter with Orient Express Lines. M/V “Jonathan P” was sold on March 16, 2012.

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Pilory Associates Corp., incorporated in Panama on July 4, 2007, owner of the Panamanian flag 33,667 DWT / 1,932 TEU container carrier M/V “Despina P”, which was built in 1990 and acquired on August 13, 2007.

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Tiger Navigation Corp., incorporated in Marshall Islands on August 29, 2007, owner of the Marshall Islands flag 31,627 DWT / 2,228 TEU container carrier M/V “Tiger Bridge”, which was built in 1990 and acquired on October 4, 2007.

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Noumea Shipping Ltd, incorporated in Marshall Islands on May 14, 2008, owner of the Marshall Islands flag 34,677 DWT / 2,556 TEU container carrier M/V “Maersk Noumea”, which was built in 2001 and acquired on May 22, 2008.

•	Saf-Concord Shipping Ltd., incorporated in Liberia on June 8, 2008, owner of the Liberian flag 46,667 DWT bulk carrier M/V “Monica P”, which was built in 1998 and acquired on January 19, 2009.

•	Eleni Shipping Ltd., incorporated in Liberia on February 11, 2009, owner of the Liberian flag 72,119 DWT bulk carrier M/V “Eleni P”, which was built in 1997 and acquired on March 6, 2009.

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Pantelis Shipping Ltd., incorporated in the Republic of Malta on July 2, 2009, owner of the Maltese flag 74,020 DWT bulk carrier M/V “Pantelis” which was built in 2000 and acquired on July 23, 2009. On December 15, 2009, ownership of the vessel was transferred to Pantelis Shipping Corp., incorporated in Liberia, and the vessel changed its flag to the Liberian flag.

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Aggeliki Shipping Ltd., incorporated in the Republic of Liberia on May 21, 2010, owner of the Liberian flag 30,306 DWT / 2008 TEU container carrier M/V “Aggeliki P” which was built in 1998 and acquired on June 21, 2010.

•	Joanna Maritime Ltd., incorporated in Liberia on June 10, 2013, owner of the Liberian flag 22,301 DWT / 1,732 TEU container carrier M/V “Joanna” which was built in 1999 and acquired on July 4, 2013.

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Ultra One Shipping Ltd., incorporated in the Republic of Liberia on November 21, 2013, entered on November 29 2013, into a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd., for the construction of a 63,500 DWT bulk carrier (Hull No. DY160). The vessel is expected to be delivered at the end of November, 2015.

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Ultra Two Shipping Ltd., incorporated in the Republic of Liberia on November 21, 2013, entered on November 29 2013, into a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd., for the construction of a 63,500 DWT bulk carrier (Hull No. DY161). The vessel is expected to be delivered at the end of January, 2016.

During the years ended December 31, 2011, 2012 and 2013, the following charterers individually accounted for more than 10% of the Company’s voyage and time charter revenues as follows:

	Year ended December 31,
Charterer	2011	2012	2013

Maersk Lines	15.73%	11.75%	5.89%
Klaveness	13.59%	10.71%	8.54%
Morgan Stanley	-	9.45%	10.50%
MSC	4.04%	4.42%	10.16%